Earnings per share - Summary of net profit (loss) for the year used for the basic and diluted earnings per share (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	€ (2,123)	€ 13,154	€ (7,044)
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ (2,123)	€ 13,154	€ (7,044)